Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Apr. 30, 2026	Mar. 31, 2026	Apr. 30, 2025	Mar. 31, 2025	Apr. 30, 2026	Apr. 30, 2025	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Cash flows from operating activities:
Net income (loss)		$ (17,812,415)		$ (7,467,201)			$ 74,004,768		$ (24,104,797)
Adjustments to reconcile net loss to net cash flows from operating activities:
Stock-based compensation expense (benefit)		(4,704,128)					8,777,574
Change in fair value of derivative liabilities							16,156,071
Non-cash severance expense		(14,516)					19,162,500
Net realizable value adjustments							2,581,874
Non-employee share-based payments		524,325
Change in fair value of notes payable		142,858		45,000			(4,567,951)
Change in fair value of loans payable to related party				(19,000)			514,709
Amortization of debt discount							128,927
Fee shares to related party							1,425,095
Loss on issuance of debt							138,000
Loss on issuance of debt-related party							40,531,000
Conversion of NRA shares post deSPAC							1
ELOC commitment fee expense							7,400,000
Common stock issued to vendor		69,335
Change in fair value of warrant liabilities		4,564,500					(209,916,200)
Change in fair value of derivative asset							14,839,243
Bad debt expense		1,655,291
Changes in operating assets and liabilities:
Accounts receivable		21,745,385					(19,948,508)
Related party receivable				(65,180)			(65,180)		(2,396,334)
Inventories		299,219					(2,919,845)
Security deposit		1,200,000
Other current assets		616,260		141,389			(585,348)		(1,526,541)
Related party payable				700,001			(7,285,995)		10,315,014
Accounts payable		(18,954,040)		1,253,849			35,765,394		6,539,107
Professional fees payable							7,566,928
Loans payable to related party				47,681
Accrued expenses and other current liabilities		6,317,874		2,056,993			14,595,266		35,988
Net cash used in operating activities		(4,335,536)		(3,306,468)			(17,857,747)		(11,137,563)
Cash flows from investing activities:
Cash acquired in Acquisition				220,897			220,897
Cash paid for operations plant									(239,134)
Purchase of property and equipment									(28,678,950)
Cash paid for construction in progress		(2,695,771)		(1,150,996)			(1,784,214)
Net cash used in investing activities		(2,695,771)		(930,099)			(1,563,317)		(28,918,084)
Cash flows from financing activities:
Proceeds from member contributions				4,387,000			4,387,000		37,895,675
Proceeds from loan payable to related party							9,936,804		2,396,334
Proceeds from note payable							2,070,000
Payment of note payable							(37,740)
Proceeds from borrowing							1,950,000		500,000
Debt settlement							(2)
Repayment of borrowing									(500,000)
Payment of GNCU loans		(450,000)
Payment of financial liability		(450,000)
ELOC at the market stock sales		2,680,229					861,228
Proceeds for common stock issued to EEME		6,900,000
Repayment of note payable		(756,320)
Net cash provided by financing activities		7,923,909		4,387,000			19,167,290		40,292,009
Net increase in cash, cash equivalents and restricted cash		892,602		150,433			(253,774)		236,362
Cash, cash equivalents and restricted cash at beginning of year		159,232		413,006			413,006		176,600
Presented as:
Cash, cash equivalents and restricted cash at the end of year		1,051,834		563,439			159,232		413,006
Supplemental disclosure of cash flow information
Cash paid for interest		991,304							6,592,639
Supplemental disclosure of Non-Cash Investing and Financing Activities:
Capitalization of debt closing costs to construction in progress		53,825		53,825			161,475		215,299
Issuance of common stock in exchange for members’ equity in Acquisition				1,068,562,000			1,060,619,510
Assumption of net assets (liabilities) in Acquisition				(93,647,521)			(93,647,521)
Issuance of membership units to settle related party payables				500,000			500,000
Assumption of net assets (liabilities) from Business Combination							(226,081,466)
Conversion of convertible note payable to related parties into New XCF common stock							100,000,000
Issuance of common stock for ELOC commitment fee							7,400,000
Conversion of non redemption agreement							1,240,000
Supplemental disclosure of noncash investing and financing activities - Fee shares to related party							1,425,000
Interest capitalization on notes payable		2,789,859		2,955,225			11,720,829		4,505,441
Interest capitalization on financial liability		$ 3,037,848		$ 2,602,808			10,774,604		9,588,939
Convertible note issued for services from vendor							$ 5,500,000
DevvStream Corp.
Cash flows from operating activities:
Net income (loss)	$ (6,197,316)		$ 3,522,625		$ (10,133,425)	$ (5,091,435)		$ (12,067,231)		$ (9,871,748)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation			231			953		953		1,771
Stock-based compensation expense (benefit)					122,421	484,577		582,966		1,290,327
Change in fair value of derivative liabilities					1,500	(719,000)		(719,000)		845,700
Change in fair value of mandatory convertible debentures						(70,500)		(70,500)		27,500
Change in fair value of warrant liabilities					(5,195,203)	(5,651,008)		(1,728,392)
Change in fair value of stock option liabilities					(126,730)	(294,441)		(196,625)
Gain on settlement of accounts payable					(17,007)	(899,015)		(899,015)
Loss on investment in associate	9,221		298,804		109,398	405,654		512,011
Loss on revaluation of cryptocurrencies	329,371				2,442,443
Impairment of carbon credits	1,738		(18)		14,706	1,207,782		1,224,060
Inducement expenses on loan conversion	3,599,981				3,599,981
Loss on default penalty on convertible debt	1,159,038				1,159,038
Retirement of carbon credits					50,000
Stop-loss provision loss	9,202		76,535		58,542	1,101,248		1,065,235
Non-cash general and administrative										50,000
Staking income	(15,687)				(55,932)
Accrued interest					765,418	149,905		305,592		19,024
Accretion expense					664,262	226,853		346,424		52,554
Other income					(14,157)
Changes in non-cash working capital items:
Trade receivable					133	(9,164)		(7,360)
GST receivable					9,268	(37,350)		(54,988)
Corporate taxes receivables								(171,573)		(39,121)
Other receivables						(171,573)
Carbon credits					(43,643)	(97,904)		(143,211)
Prepaid expenses					(96,244)	(60,857)		(140,755)		267,294
Accounts payable and accrued liabilities					(492,929)	4,761,674		5,731,504		5,807,752
Due to related party					(261,237)
Changes in operating assets and liabilities:
Net cash used in operating activities					(7,439,397)	(4,763,601)		(6,429,905)		(1,548,947)
Cash flows from investing activities:
Cash assumed on RTO						1,661,645		1,661,645
Purchase of cryptocurrencies					(5,125,100)
Sale of cryptocurrencies					100
Advances to Southern Energy Renewables					(900,000)
Net cash used in investing activities					(6,025,000)	1,661,645		1,661,645
Cash flows from financing activities:
(Repayment of) Proceeds from convertible debentures					(1,611,402)	285,650
Proceeds from convertible debentures								9,400,650		883,516
Proceeds from warrant exercise						86,237		86,237		176,113
Proceeds from issuance of mandatory convertible debentures										50,000
Proceeds from PIPE financing					2,000,004	2,230,000		2,230,000
ELOC at the market stock sales					1,655,952	481,530		2,879,930
Proceeds from promissory note					700,000
Proceeds from pre-funded warrants					250,000
Proceeds from Series A preferred stock subscription					900,000
Net cash provided by financing activities					3,894,554	3,083,417		14,596,817		1,109,629
Effect of exchange rate changes on cash					(146)	1,435		1,448		(29,547)
Net increase in cash, cash equivalents and restricted cash					(9,569,989)	(17,104)		9,830,005		(468,865)
Cash, cash equivalents and restricted cash at beginning of year					9,851,111	21,106		21,106		489,971
Cash and restricted cash, Ending	281,122		4,002		281,122	4,002		9,851,111		21,106
Presented as:
Cash	201,132		4,002		201,132	4,002		3,446,111		21,106
Restricted cash	$ 79,990				79,990			6,405,000
Cash, cash equivalents and restricted cash at the end of year								9,851,111		21,106
Supplemental disclosure of cash flow information
Taxes paid
Cash paid for interest					410,898
Fair value of warrants exercised						389,729		389,729
Fair value of securities issued for the RTO (Note 4)						3,147,117		3,147,117
Fair value of securities issued for settlement of accounts payable					1,000,000	10,888,912		10,888,912
Fair value of securities issued for services						585,155		585,155
Fair value of securities issued for carbon credits						1,982,424		1,982,424
Fair value of securities issued for the acquisition of interest in associate						1,220,000		1,220,000
Fair value of securities issued for ELOC commitment						363,333		363,333
Repayment of convertible debentures from ELOC drawdown proceeds					580,233			$ 448,151
Repayment of promissory note payable from ELOC drawdown proceeds					84,745
Convertible debentures and derivative liabilities converted into shares					7,588,105
Fair value of securities issued for inducement expenses					3,349,981
Convertible debenture issued for inducement expenses					$ 250,000